Accounts Receivable	12 Months Ended
Dec. 31, 2015
Accounts Receivable, Net [Abstract]
Accounts Receivable	6. ACCOUNTS RECEIVABLE Accounts receivables consist of trade receivables from travel agents. There are no allowances for doubtful accounts recorded as at December 31, 2014 and 2015.